Share-based payments - Summary of Fair Values and Key Assumptions Used for Valuing Grants Made Under Employee Saveshare Plans and ISP (Detail) - GBP (£)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Employee Saveshare Plans
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average fair value (in GBP per share)	£ 0.39	£ 0.41	£ 0.56
Weighted average share price (in GBP per share)	2.06	2.08	2.96
Weighted average exercise price of options granted (in GBP per share)	£ 1.68	£ 1.75	£ 2.50
Employee Saveshare Plans | Minimum
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected dividend yield (percent)	4.16%	3.47%	3.12%
Risk free rates (percent)	0.55%	0.74%	0.10%
Expected volatility (percent)	25.00%	23.30%	23.10%
Employee Saveshare Plans | Maximum
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected dividend yield (percent)	5.01%	3.83%	3.21%
Risk free rates (percent)	0.63%	1.07%	0.20%
Expected volatility (percent)	28.10%	25.80%	24.30%
ISP
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average fair value (in GBP per share)	£ 1.52	£ 1.56	£ 2.02
Weighted average share price (in GBP per share)	£ 2.02	£ 2.11	£ 2.81
Risk free rates (percent)	0.70%	0.70%	0.20%
Expected volatility (percent)	24.30%	23.50%	23.60%